COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Premiums
Gross premiums		$ 7,207	$ 431	$ 504
Ceded premiums		(1)	(1)	(179)
Net premiums		7,206	430	325
Net investment income		60	84	57
Net investment results from funds withheld		78	0	0
Total revenues		7,344	514	382
Income from equity accounted investments		8	0	0
Benefits paid on insurance contracts
Benefit expenses		310	63	39
Benefit expenses ceded		(18)	(25)	(14)
Change in insurance reserves
Gross		6,958	457	538
Ceded		22	11	(193)
Other reinsurance expenses		19	0	0
Operating expenses		35	6	6
Net hedging expenses		59	0	0
Interest expense		9	0	0
Total benefits and expenses		7,394	512	376
Net (loss) income before income taxes		(42)	2	6
Current tax expense		0	(1)	0
Deferred tax expense		(2)	0	0
Net loss for the year		(44)	1	6
Attributable to:
Net income (loss)		(44)	$ 1	$ 6
Net income per share, basic (USD per share)			$ 18.92	$ 67.72
Net income per share, diluted (USD per share)			$ 18.92	$ 67.72
Class A exchangeable and Class B shareholders
Change in insurance reserves
Net loss for the year	[1]	3	$ 0	$ 0
Attributable to:
Net income (loss)	[1]	3	0	0
Class C shareholders
Change in insurance reserves
Net loss for the year	[1]	(52)	0	0
Attributable to:
Net income (loss)	[1]	$ (52)	$ 0	$ 0
Net income per share, basic (USD per share)		$ (2.58)
Net income per share, diluted (USD per share)		$ (2.58)

[1]	For the period from June 28, 2021 to December 31, 2021. See Note 1(b).3. Basic and diluted earnings per share for the years ended December 31, 2020 and 2019 are attributed to our predecessor company Brookfield Annuity Holdings Inc. See Note 2(ag).